Long-Term Debt and Other Financial Liabilities, Summary of Long-Term Debt (Details) - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023
Long-Term Debt and Other Financial Liabilities [Abstract]
Long-term debt and other financial liabilities	$ 231,414	$ 213,711
Less: Deferred financing costs and debt discounts	(4,488)	(2,921)
Total debt net of deferred financing costs and debt discounts	226,926	210,790
Less - current portion	(44,574)	(31,780)
Long-term portion	$ 182,352	$ 179,010